Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance at beginning of year	$ 22,892	$ 25,356	$ 25,627
Foreign exchange translation adjustment	1,215	(2,464)	(271)
Balance at end of year	24,107	22,892	25,356
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	551	551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	551
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	20,272	22,738	22,964
Foreign exchange translation adjustment	1,143	(2,466)	(226)
Balance at end of year	21,415	20,272	22,738
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,069	2,067	2,112
Foreign exchange translation adjustment	72	2	(45)
Balance at end of year	$ 2,141	$ 2,069	$ 2,067